CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 112,871	$ 123,398
Interest bearing deposits, including designated deposits	10,000	10,000
Trade accounts receivable	80,316	79,354
Other receivables	10,943	5,379
Inventories	64,804	65,570
Other current assets	11,480	14,405
Total current assets	290,414	298,106
LONG-TERM INVESTMENTS	14,494	12,963
PROPERTY AND EQUIPMENT, NET	350,039	434,468
INTANGIBLE ASSETS, NET	32,393	47,936
GOODWILL	7,000	7,000
OTHER ASSETS, NET	11,547	13,768
TOTAL ASSETS	705,887	814,241
CURRENT LIABILITIES
Short-term bank debt and current maturities of loans and debentures	36,441	49,923
Trade accounts payable	66,358	81,372
Deferred revenue and short-term customers' advances	3,166	1,784
Other current liabilities	33,951	36,240
Total current liabilities	139,916	169,319
LONG-TERM LOANS FROM BANKS	108,739	94,992
DEBENTURES	208,146	193,962
LONG-TERM CUSTOMERS' ADVANCES	7,187	7,407
EMPLOYEE RELATED LIABILITIES	65,337	77,963
DEFERRED TAX LIABILITY	13,611	26,405
OTHER LONG-TERM LIABILITIES	21,703	24,168
Total liabilities	564,639	594,216
Ordinary shares of NIS 15 par value; Authorized: 150,000 and 120,000 shares as of December 31, 2013 and 2012, respectively; Issued: 47,956 and 22,398 shares as of December 31, 2013 and 2012, respectively; Outstanding: 47,870 and 22,312 shares as of December 31, 2013 and 2012, respectively.	192,776	87,280
Additional paid-in capital	1,084,011	937,814
Capital notes	92,549	305,262
Cumulative stock based compensation	45,380	42,826
Accumulated other comprehensive loss	(16,126)	(3,475)
Accumulated deficit	(1,248,270)	(1,140,610)
SHAREHOLDERS' EQUITY, before treasury stock	150,320	229,097
Treasury stock, at cost - 86 shares	(9,072)	(9,072)
SHAREHOLDERS' EQUITY	141,248	220,025
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 705,887	$ 814,241